Supplemental Financial Information - Other Income and Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Operating Other Cost and Expense [Line Items]
Total other income	$ 30	$ 25	$ 27
Total other expense	(1)	(21)	(43)
Total other income (expense)	29	4	(16)
Gain (Loss) on Disposition of Property, Plant and Equipment [Member]
Component of Operating Other Cost and Expense [Line Items]
income	1	8	8
expense		(18)
Disposal Group Not Discontinued Operation Gain Loss On Disposal [Member]
Component of Operating Other Cost and Expense [Line Items]
income	19
expense			(37)
Other Nonrecurring Income And Expense Other Items [Member]
Component of Operating Other Cost and Expense [Line Items]
income	10	17	19
expense	$ (1)	$ (3)	$ (6)